Condensed Financial Information of the Parent Company (Details) - Schedule of Cash Flows - Parent [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOW FROM OPERATING ACTIVTIES
Net loss	¥ (10,486)	¥ (14,265)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	8,583	11,304
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(1,173)
Inter-company payable (net of inter-company receivable)	(42,455)	7,028
Related parties	5,528
Other payables and accrued liabilities	19,087	2,241
Net cash used in operating activities	(19,743)	5,135
Loan received from a shareholder	21,528
Effect of exchange rate changes on cash and cash equivalent and restricted cash	22	(1,618)
Net change in cash and cash equivalent	1,807	3,517
Cash and cash equivalents, beginning of year	2	6
Cash and cash equivalents, end of year	¥ 1,809	¥ 3,523